Consolidated statements of changes in equity - EUR (€) € in Thousands	Share capital	Share premium	Retained earnings	Other reserves	Total	Non-controlling interests	Total
At beginning of the period at Dec. 31, 2022	€ 4,487	€ 233,895	€ (1,158)	€ (8,268)	€ 228,956	€ (28)	€ 228,928
Net profit (loss) for the year			6,722		6,722	(27)	6,695
Other comprehensive income (loss)				922	922	2	924
Total comprehensive income (loss)			6,722	922	7,644	(25)	7,619
Equity-settled share-based payment expense		47			47		47
At end of the period at Dec. 31, 2023	4,487	233,942	5,564	(7,346)	236,646	(53)	236,594
Net profit (loss) for the year			13,436		13,436	(30)	13,406
Other comprehensive income (loss)				(1,789)	(1,789)	(3)	(1,792)
Total comprehensive income (loss)			13,436	(1,789)	11,647	(33)	11,615
Equity-settled share-based payment expense		(47)		332	285		285
At end of the period at Dec. 31, 2024	4,487	233,895	19,000	(8,803)	248,578	(86)	248,492
Net profit (loss) for the year			7,718		7,718	(2)	7,716
Other comprehensive income (loss)				(999)	(999)	7	(992)
Total comprehensive income (loss)			7,718	(999)	6,719	5	6,724
Other movement	(30,000)	(30,000)	(170)	30,170
Equity-settled share-based payment expense				266	266		266
At end of the period at Dec. 31, 2025	€ 4,487	€ 203,895	€ 26,548	€ 20,633	€ 255,562	€ (80)	€ 255,482